Restatement (Tables)	3 Months Ended
Jul. 31, 2014
Equity [Abstract]
Schedule of Restatement
	As originally
	Reported	Change	Restated
Intangible assets	375,000	25,000	400,000
Total assets	392,633	25,000	417,633
Accounts payable and accrued liabilities	164,754	25,000	189,000
Total liabilities	903,548	25,000	928,548
Total Liabilities and Stockholders’ Deficit	392,633	25,000	417,633